Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Current
U.S. federal					$ (3,902,000)
State			(11,000)	14,000	292,000
Current			(11,000)	14,000	(3,610,000)
Deferred
U.S. federal			(35,878,000)	(17,637,000)	(940,000)
State			(5,669,000)	1,226,000	72,000
Deferred	(3,630,000)	(11,509,000)	(41,547,000)	(16,411,000)	(868,000)
Income tax benefit	(3,475,000)	(11,487,000)	(41,558,000)	(16,397,000)	(4,478,000)
Detail of (benefit) expense for income taxes and a reconciliation of the statutory to effective tax benefit
Federal statutory tax			(34,192,000)	(14,639,000)	(3,588,000)
State taxes, net of federal benefit			(7,987,000)	(2,298,000)	(2,719,000)
Depletion			(2,223,000)	(2,187,000)	(1,761,000)
Tax contingencies			11,000	(193,000)	374,000
Valuation allowance, net			2,879,000	3,912,000	3,883,000
Other			(46,000)	(992,000)	(667,000)
Income tax benefit	(3,475,000)	(11,487,000)	(41,558,000)	(16,397,000)	(4,478,000)
Effective income tax rate
Statutory federal rate			35.00%	35.00%	35.00%
Discrete tax benefit			1,200,000
Amount of expense related to the tax treatment of certain leases			500,000
Amount of deferred tax liability understated in prior periods			1,100,000
Deferred tax assets related to
Inventory			1,492,000	5,964,000
Defined benefit plans			1,782,000	1,690,000
Accrued expenses			4,312,000	5,812,000
Workers' compensation			7,928,000	7,524,000
Bad debt reserve			1,386,000	1,329,000
Reclamation			6,166,000	5,375,000
Leases			3,742,000	4,178,000
Other			2,021,000	3,725,000
Tax loss carryforwards			69,364,000	29,669,000
Total deferred tax assets			98,193,000	65,266,000
Deferred tax liabilities related to
Depreciable and amortizable assets			(121,675,000)	(133,700,000)
Leases				(651,000)
Other			(153,000)	(357,000)
Total deferred tax liabilities			(121,828,000)	(134,708,000)
Less: Valuation allowance			(16,422,000)	(11,213,000)	(5,500,000)
Net deferred tax liabilities			(40,057,000)	(80,655,000)
Deferred income taxes classification
Deferred tax assets - current	12,726,000		12,386,000	16,019,000
Deferred tax liabilities - noncurrent	(49,159,000)		(52,443,000)	(96,674,000)
Net deferred tax liabilities			(40,057,000)	(80,655,000)
Additional disclosures
Increase in valuation allowance			5,200,000
Amount of movement in valuation allowance related to reclamation			$ 1,500,000
Period of cumulative loss			3 years